CONDENSED STATEMENT OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020		Sep. 30, 2020
Income Statement [Abstract]
Formation and operating costs	$ 17,631	$ 2,325,365		$ 2,446,176
Loss from operations		(2,325,365)		(2,446,176)
Other income:
Interest income		32,361		96,607
Net Loss	$ (17,631)	$ (2,293,004)		$ (2,349,569)
Weighted average shares outstanding, basic and diluted	1	23,986,724	[1]	20,157,288	[1]
Basic and diluted net loss per ordinary share	$ (17,631)	$ (0.10)	[2]	$ (0.12)	[2]

[1]	Excludes an aggregate of 79,280,895 shares subject to possible redemption.
[2]	Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $30,986 and $92,501 for the three and nine months ended September 30, 2020, respectively (see Note 2).